Organization and Business Operation (Details Textual) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 10, 2019	Aug. 16, 2018	Apr. 11, 2018	Nov. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization and Business Operation (Textual)
Escrow deposit					$ 11,900
Reverse merger transaction cost					6,300
Restricted trust amount					81,300
Conversion of stock, amount					$ 21,600
Conversion of stock, shares					213,676
Transaction cost					$ 2,000
Working capital					19,000
Accumulated deficit					(28,161)	$ (17,972)
Cash and cash equivalents					9,856	1,944	$ 11,840	$ 25,829
Net loss					$ (10,189)	$ (9,111)	$ (8,053)
Description of line of credit or loan			ACSI obtained a six-month line of credit, secured by the Controlling Shareholders, from an Israeli commercial bank in the amount of NIS 11.0 million (approximately $2.9 million based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), of which NIS 5.5 million (approximately $1.5 million based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) was drawn down (the "Outstanding Amount").		On February 21, 2018 the Controlling Shareholders executed an irrevocable undertaking (the "Undertaking") for the benefit of the Group. According to the Undertaking, the Controlling Shareholders agreed to make available to ACSI from, March 1, 2018, a $3.0 million line of credit or loan in favor of the Group.
Accounts payable and accrued expenses					$ 7,800
Ordinary shares, description		The Company sold to certain institutional investors 728,262 ordinary shares in a registered direct offering at $4.60 per share, for aggregate gross proceeds of approximately $3.35 million, or $2.8 million, net of issuance costs. In connection with the offering, the Company issued to the placement agent five-year warrants to purchase 54,620 ordinary shares at an exercise price of $5.75 per share.		The Company sold to a single institutional investor 360,000 units, each unit consisting of one ordinary share and one five-year warrant to purchase one ordinary share, at a price of $3.25 per unit, and 2,716,923 pre-funded units, with each pre-funded unit consisting of one pre-funded warrant to purchase one ordinary share and one warrant to purchase one ordinary share, at a price of $3.24 per pre-funded unit, for aggregate gross proceeds of approximately $10.0 million, or approximately $8.8 million, net of issuance costs. As of December 31, 2018, an aggregate of 2,490,000 ordinary shares have been issued upon exercise of pre-funded warrants and an aggregate of 226,923 ordinary shares were issued upon exercise of the remaining pre-funded warrants during January 2019. As part of the offering, the Company issued to the placement agent five-year warrants to purchase 153,846 ordinary shares at an exercise price of $4.06 per share.
Subsequent Event [Member]
Organization and Business Operation (Textual)
Description of line of credit or loan	The Company issued, in a private placement, to each of the Controlling Shareholders 226,426 ordinary shares (452,852 ordinary shares in the aggregate) and five-year warrants to purchase 226,426 ordinary shares (452,852 ordinary shares in the aggregate) at an exercise price of $3.25.
Migdal Underwriting and Business Initiatives Ltd [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger					48,000
Service fees					$ 1,200
Net income shares					25,350
Reverse merger transaction cost					$ 4,300
Controlling Shareholders [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger					1,621,327
Equity interest in acquired					63.00%
Reverse merger, description					One occasion during the 60-day period following the third anniversary of the closing of the Reverse Merger, to put to INC all or part of his pro rata portion of 117,327 ordinary shares that he received in the share exchange for an amount in cash equal to (1) (x) the number of shares being put multiplied by (y) $101.0 per share plus (2) his pro rata portion of interest, if any, on $11.9 million deposited into an escrow account by INC to fund the payment of the purchase price for the put option if it is exercised.
Escrow deposit					$ 18,100
Service fees					$ 18,100
ASM, Eyal Tzur [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger					48,000
Equity interest in acquired					16.00%
Escrow deposit					$ 900
Service fees					$ 900
Net income shares					25,350
Commission percentage					3.00%
Ability Computer & Software Industries Ltd. [Member]
Organization and Business Operation (Textual)
Restricted trust amount					$ 19,000